Filed with the Securities and Exchange Commission on March 30, 2009

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	337	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	338	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On March 30, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 337 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended November 30, 2008 for one series of the Trust: the FIMCO Select Fund.

FIMCO Select Fund

Prospectus

March 30, 2009

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FIMCO Select Fund

TABLE OF CONTENTS

AN OVERVIEW OF THE FUND	3

Performance	4
Fees and Expenses	5
Investment Objective	7
Principal Investment Strategies	7
Principal Risks	8
Portfolio Holdings Information	9

MANAGEMENT OF THE FUND	10

The Advisor	10
Portfolio Managers	10

SHAREHOLDER INFORMATION	11

Pricing	11
How to Purchase Shares	11
How to Redeem Shares	14
Short-Term Trading and Redemption Fees	15
Account and Transaction Policies	16
Tools to Combat Frequent Transactions	17
Service Fees – Other Payments to Third Parties	18

DISTRIBUTIONS AND TAXES	19

Dividends and Distributions	19
Tax Consequences	19
Financial Highlights	20

PRIVACY NOTICE	22

Frontier Investment Management Company (the “Advisor”), is the investment advisor for the FIMCO Select Fund (the “Fund”) and is located at 8401 N. Central Expressway, Suite 645, LB 31, Dallas, Texas 75225.  The Fund is a series of Professionally Managed Portfolios (the “Trust”).  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

This Prospectus sets forth basic information about the Fund that you should know before investing.  It should be read and retained for future reference.

An Overview of the Fund

What is the Investment Objective of the Fund?	The Fund’s investment objective is long-term growth of capital using a value-based approach.

What are the Fund’s Principal Investment Strategies?
The Fund attempts to achieve its investment objective by investing principally in common stocks of U.S. companies of various sizes, including both larger, well-established companies as well as smaller companies that the Advisor believes offer superior investment value because they are undervalued or otherwise out-of-favor in the market.  The Fund may also invest in debt securities which are convertible into equity securities, preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock. The Fund may invest in foreign securities. In addition, the Fund may engage in short-sale transactions and purchase and sell options on securities.  The Advisor employs a “bottom-up” approach to stock selection.

What are the Principal Risks of Investing in the Fund?	There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund;
•	The Fund’s short selling activities could result in a loss;
•	Value stocks do not perform as well as anticipated;
•	Investing in securities of smaller size companies involves greater risk than investing in larger, more established companies; and/or
•	Foreign securities involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions.

Who may want to Invest in the Fund?	The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;
•	Want to add an equity investment with exposure to undervalued securities to their investment portfolio; and
•	Understand and can bear the risks of investing in smaller and medium sized companies.

The Fund may not be appropriate for investors who:

•	Need regular income;
•	Are pursuing a short-term goal; or
•	Are unable to bear the volatility and risks inherent in investing in small and medium capitalization stocks.

3

Performance
The following performance information indicates some of the risks of investing in the Fund.  The information below also illustrates how the Fund’s performance has varied from year to year and the risks of investing in the Fund by showing its highest and lowest quarterly returns. The table below illustrates the Fund’s total return over time compared with a broad-based securities index and a blended index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

FIMCO Select Fund
Calendar Year Total Return

During the period shown in the bar chart, the Fund’s highest quarterly return was 7.89% for the quarter ended December 31, 2006, and the lowest quarterly return was -21.15% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2008
	1 Year	Since Inception (12/28/05)

Return Before Taxes	-30.23%	-6.24%
Return After Taxes on Distributions(1)	-30.25%	-6.38%
Return After Taxes on Distributions and Sale of Fund Shares(1),(2)	-19.65%	-5.20%
S&P 500® Index(3)	-37.00%	-8.57%
S&P® 1500 SuperComposite Index(4)	-37.79%	-10.35%
(1)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3)
The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

(4)
The S&P® 1500 SuperComposite Index combines the S&P 500®, S&P® MidCap 400 and S&P® SmallCap 600 indices to create a broad market portfolio that represents 90% of U.S. equities.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes. You cannot invest directly in an index.

4

Fees and Expenses
As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund.  The fees and expenses are described in the tables below and are further explained in the example that follows.

Shareholder Fees(1) (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee(2)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses(3)	0.74%
Interest Expense on Short Positions	0.40%
Acquired Fund Fees and Expenses(4)	0.05%
Total Annual Fund Operating Expenses	2.19%
Less: Expense Reimbursement or Reduction	-0.24%
Net Annual Fund Operating Expenses(4)(5)	1.95%

(1)
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that this fee is subject to change.

(2)
The Fund charges shareholders a redemption fee of 2.00% on shares held for less than 90 days, after which the Fund charges no redemption fee. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.  Please refer to “Short-Term Trading and Redemption Fees” for a list of the instances in which the redemption fees will not be imposed.

(3)	Other Expenses includes interest, custodian, transfer agency and other customary Fund expenses.
(4)
The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds or exchange-traded funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Please note that the Net Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus. Without Acquired Fund Fees and Expenses and interest expense on short positions, the Net Annual Operating Expenses would have been 1.50%.

(5)
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example above and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.

5

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.  The Example reflects the expense limitation agreement for the first year only within each of the years shown below.  As interest relating to short sales are not included in the expense limitation, actual costs will be higher than those shown in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$198	$662	$1,153	$2,505

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Investment Objective
The Fund’s investment objective is long-term growth of capital using a value-based approach.  The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon at least a 60-day written notice to shareholders.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies
In attempting to achieve the Fund’s investment objective, the Advisor adheres to a bottom-up strategy, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle.  The Advisor uses a value-based approach to identify securities it believes offer superior investment value (i.e., are undervalued or otherwise out-of-favor in the market).  The prices of these securities may be depressed by near-term problems and may not reflect a company’s long-term prospects.  These companies typically have a low stock market valuation at the time of purchase in relation to their investment value, which is measured by the Advisor using proprietary models.  In assessing a company’s value, the Advisor focuses on:

•	Sound financials;
•	Hidden asset values;
•	Superior business models; and
•	The ability to generate predictable future cash flows.

Once a security is purchased for the Fund’s portfolio, the Advisor monitors the investment for price movement and earnings developments.  The Advisor generally holds a security in the Fund’s portfolio until it identifies a better opportunity or the security no longer meets its financial or valuation criteria.  The Advisor may also sell a security (1) if it reaches its price target, (2) if the fundamentals of the business have changed and are no longer considered attractive or (3) for tax reasons.

The Fund principally invests in common stocks of U.S. companies of various sizes, including both larger, well-established companies and smaller companies.  The Fund does not anticipate making investments in “micro-cap” or start-up companies.  Investments may also be made in debt securities which are convertible into equity securities, preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Advisor to be equity securities.  The Fund typically holds between 20 and 40 long equity securities selected using the strategies discussed above.  These securities form the core of the Fund’s portfolio.

The Fund may also make short sales in securities the Advisor believes will depreciate in value or for other reasons discussed below (to hold “short” positions).  A short sale involves selling a security that the Fund does not own and buying it back at a later time.  If the price of the security rises after the Fund sells it short, the Fund will lose money when it closes the short position.  The Fund may also invest up to 10% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) and similar investments.

The Fund does not anticipate concentrating its investments in any particular industry or group of industries.  Rather, the Advisor selects investments it believes offer the best risk adjusted returns regardless of a company’s sector or industry classification and does not attempt to predict that a particular sector or industry will outperform.  The Advisor positions the Fund’s investment portfolio so that it is close to “sector neutral,” meaning that the Fund’s sector weightings are similar to its primary benchmark, the Standard & Poor’s 500 (the “S&P 500®”) Index.  Because the Advisor selects investments without regard to sector, the Fund’s portfolio may become over or under-weighted in a particular sector from time to time.  To maintain the Fund’s sector neutral position, the Advisor takes steps to adjust the Fund’s sector weightings by purchasing and/or selling short exchange-traded funds (“ETFs”) that concentrate their investments in a particular sector (“Sector ETFs”) or by using options or futures on Sector ETFs or indices based on a particular sector.

7

In addition, the Fund may buy or sell options as a hedge.  The Fund may purchase puts, sells covered calls or use a combination of both puts and covered calls, referred to as “collars.”  Purchasing a put allows the Fund to lock in a minimum sale price for a security it already owns.  Selling a covered call on a security in the Fund’s portfolio provides a cash premium to the Fund in exchange for an obligation to sell the security at a pre-determined price at the option of the put’s buyer.  A collar is used to offset the cost of a put and locks in the highest and lowest dollar amount that could be received on the sale of a portfolio holding.  The Advisor may also purchase a call instead of, or in addition to, purchasing shares of a security or sell a put on a security the Fund does not hold in its portfolio to establish an entry price it is willing to pay to invest in that security.  Finally, the Advisor may use options on an index to hedge the Fund’s overall portfolio.

Temporary or Cash Investments.  Generally, the Advisor does not attempt to “time” the market, such as by shifting all or a significant portion of the portfolio in or out of the market in anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions.  However, the Fund may for defensive purposes, temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments.  As a result, the Fund may not achieve its investment objective to the extent it makes temporary and/or cash investments.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The value of your investment in the Fund will fluctuate with the prices of the securities in which the Fund invests.  The principal risks of investing in the Fund are:

Management Risk.  Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk.  General market risk is the risk that the market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

8

Options Risks. The Fund may invest in options.  Options are derivatives that can be used to hedge other positions in the Fund.  These are rights, obligations or agreements to buy or sell securities at a specific price on or before a specific date.  Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party who wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Small- and Medium-Sized Company Risk.  The Fund may invest directly or indirectly in small- and medium-sized companies.  Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because small and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of such companies may have limited market liquidity and their prices may be more volatile than a fund that invests exclusively in large-capitalization companies.

Short Sale Risk.  Short sale strategies can be riskier than “long” investment strategies.  The Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  There is no assurance that these strategies will protect against losses or perform better than non-speculative strategies.

Foreign Securities Risk.  To the extent that the Fund invests in securities of foreign companies, including ADRs and EDRs, your investment in the Fund is subject to foreign securities risk.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

Shares of Other Investment Companies.  The Fund may invest in shares of other registered investment companies, including ETFs and money market funds.  To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

Portfolio Holdings Information
The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each period covered by the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  In addition, the Fund discloses its complete calendar quarter-end portfolio holdings and certain other portfolio characteristics on the Fund’s website at www.frontierinvest.com within 10 business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until next updated with a required regulatory filing with the SEC.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

9

Management of the Fund

The Advisor
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with Frontier Investment Management Co., 8401 North Central Expressway, Suite 645, LB 31, Dallas, Texas 75225, under which the Advisor manages the Fund’s investments and business affairs subject to the supervision of the Board.  The Advisor was founded in 1994 and serves as investment advisor primarily to individual investors. As of December 31, 2008, the Advisor managed approximately $393 million in assets.  Under the Advisory Agreement, the Fund compensates the Advisor for its investment advisory services at the annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.  Subject to the general supervision of the Board, the Advisor is responsible for managing the Fund in accordance with its investment objective and policies, and making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities.  The Advisor also maintains related records for the Fund. For the fiscal year ended November 30, 2008, the Advisor received net management fees as a percentage of average daily net assets of 0.76%.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor is available in the Fund’s Annual Report to shareholders for the most recent period ended November 30.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses to ensure that the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 1.50% of the Fund’s average daily net assets.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers
The Fund is managed by an investment committee.  There is no lead portfolio manager and each person is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  There are no limitations or restrictions on any one member’s role relative to the other members of the committee.  The following persons are members of the investment committee:

Gary T. Schoen, CFA.  Mr. Schoen is a Chartered Financial Analyst charter holder, serves as a Portfolio Manager for the Advisor and is jointly and primarily responsible for day-to-day management of the Fund. Mr. Schoen focuses on equity and fixed income research and portfolio strategy and is a voting member of the investment committee. Prior to joining the Advisor in 1994, Mr. Schoen spent ten years in the capital markets division of a large regional bank and a privately held securities firm. In total, Mr. Schoen has accumulated over 24 years of experience in the finance industry. Mr. Schoen holds a Bachelor of Science and a Master of Science in Finance from Louisiana State University. Mr. Schoen is a member of the CFA Institute, the CFA Society of Dallas/Fort Worth, Financial Analysts of New Orleans and has served on the Board of Directors of the CFA Society of Dallas/Fort Worth.

Richard G. Sowden Jr., CFA.   Mr. Sowden is a Chartered Financial Analyst charter holder, serves as a Portfolio Manager for the Advisor and is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Sowden focuses on equity research, option analysis and portfolio strategy and is a voting member of the investment committee. Prior to joining the Advisor in 1997, Mr. Sowden was Vice-President and Treasurer at a printing company in Dallas. Mr. Sowden holds a Bachelor of Arts in Government from the University of Texas at Austin and a Masters of Business Administration from Southern Methodist University. Mr. Sowden is a member of the CFA Institute and the CFA Society of Dallas/Fort Worth.

10

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts they manage and their ownership of securities in the Fund.

Shareholder Information

Pricing
Pricing of Fund Shares.  Shares of the Fund are sold at net asset value per share (“NAV”).  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (“Transfer Agent”), or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing.  Occasionally, events affecting the value of foreign securities or other securities held by the Fund occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

How to Purchase Shares
To purchase shares of the Fund, you must make a minimum initial investment as listed in the table below:

Minimum Investments	To Open Your Account	To Add to Your Account
Automatic Investment Plan	$10,000	$250
All Other Accounts	$10,000	$1,000

11

You may purchase shares by completing an Account Application. Your order will not be accepted until the completed Account Application is received by the Fund or the Transfer Agent.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Fund will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.  Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of subsequent investments.

If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Mail.  To purchase the Fund’s shares by mail, complete and sign the enclosed Account Application and mail it, along with a check made payable to “FIMCO Select Fund,” to:

Regular Mail	Overnight or Express Mail
FIMCO Select Fund	FIMCO Select Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, does not constitute receipt by the Transfer Agent.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to the “FIMCO Select Fund” to the Transfer Agent in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

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Investing by Telephone.  If you have completed the “Telephone and Internet Options” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Fund toll free at (866) 653-4626.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.   If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchase by Wire. Initial Investment.  If you are making your initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 653-4626 to advise of your wire and to ensure proper credit upon receipt.  Your bank must include both the name of the Fund you are purchasing and your name and account number so that it can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Fund to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include the name of the Fund and your name and your account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Fund.  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	FIMCO Select Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank, N.A., the Fund’s custodian, are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund.

Through a Financial Intermediary.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial minimum investment of $10,000, you authorize the Fund to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $250.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Fund at (866) 653-4626.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.  A fee ($25) will be imposed if your AIP transaction is returned.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (866) 653-4626 for additional information regarding the Fund’s AIP.

How to Redeem Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your authorized Financial Intermediary.  You may redeem part or all of your shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Redemption by Mail.  You may redeem Fund shares by simply sending a written request to the Fund or the Transfer Agent. Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
FIMCO Select Fund	FIMCO Select Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, does not constitute receipt by the Transfer Agent.

Telephone and Wire Redemptions.  You may redeem Fund shares by telephone by completing the “Redemption by Telephone” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Fund at (866) 653-4626.  If you have a retirement account, you may not redeem shares by telephone. You may have difficulties in making a telephone redemption during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

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You may redeem up to $50,000 in shares by calling the Fund at (866) 653-4626 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for your bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  Once a telephone transaction has been placed, it cannot be canceled or modified.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program.  As another convenience, you may redeem Fund shares through the Fund’s Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them on a monthly,  quarterly or annual basis.  To participate in the SWP, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each period is $50.  If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may also elect to terminate your participation in this program at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s Account Application.  Please call (866) 653-4626 for additional information regarding the Fund’s SWP.

Short-Term Trading and Redemption Fees
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 90 days.  The “first-in, first-out” (“FIFO”) method is used to determine the holding period.  The FIFO method states that if a shareholder purchases shares on different days, the shares held the longest will be redeemed first for purposes of determining whether redemption fees apply.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of the long-term shareholders.

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As of the date of this Prospectus, the following shares of the Fund will not be subject to redemption fees:

•	Shares purchased through reinvested distributions (dividends and capital gains);

•	Shares redeemed under the Fund’s Systematic Withdrawal Plan or SWP;

•	Shares redeemed by retirement plan participants due to:

•	death distributions

•	employment termination withdrawals

•	Qualified Domestic Relations Order

•	retirement plan termination or restructuring

•	Shares redeemed upon death of a shareholder;

•	Shares redeemed by the Fund; and

•	Shares redeemed to return an excess contribution in an IRA account.

Although the Fund has the goal of applying this redemption fee to most redemption of shares held for less than 90 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts. While the Fund has entered into information sharing agreements with such Financial Intermediaries as described below under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because the Fund is required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies. The Fund reserves the right to change the terms and amount of this fee or to eliminate it altogether upon at least a 60-day notice to shareholders unless otherwise provided by law.

The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission (“SEC”).

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Low Balance Accounts.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of market fluctuations.  The Fund would provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.  If you do not bring your total account balance up to $1,000 within 30 days, the Fund may sell your shares and send you the proceeds.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

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Signature Guarantees.  Signature guarantees may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;

•	If a change of address request has been received by the Transfer Agent within the last 15 days;

•	If ownership has changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record; and

•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund and /or Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to detect and discourage abusive trading practices.  These steps may include, among other things, monitoring trading activity, imposing redemption fees and using fair value pricing, under procedures as adopted by the Board when the Advisor determines that current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to a Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

17

Service Fees – Other Payments to Third Parties
The Fund may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund, if any.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

18

Distributions and Taxes

Dividends and Distributions
Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund typically distributes any undistributed net investment income each December.  Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or (3) receive all dividends and capital gain distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

Tax Consequences
The Fund intends to make distributions of dividends and capital gains.  In general, Fund distributions are taxable to shareholders as ordinary income, qualified dividend income, or capital gain.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a taxable gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.  You should consult your tax advisor regarding any federal, state, local or foreign tax consequences of investing in a Fund based on your individual circumstances.

19

Financial Highlights
The table shows the Fund’s financial performance for the period shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Fund’s Independent Registered Public Accounting Firm.  Their report and the Fund’s financial statements are included in the Fund’s most recent Annual Report to shareholders.

FIMCO Select Fund
Financial Highlights For a capital share outstanding throughout the year/period
	Year Ended	Year Ended	Period Ended
	November 30, 2008	November 30, 2007	November 30, 2006(1)

Net asset value, beginning of year/period	$12.05	$11.61	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment gain (loss)(2)(3)	0.01	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(3.49)	0.49	1.63
Total from investment operations	(3.48)	0.44	1.61

LESS DISTRIBUTIONS:
From net realized gain	(0.35)	—	—
Total distributions	(0.35)	—	—
Paid-in capital from redemption fees	0.00(4)	0.00(4)	—
Net asset value, end of year/period	$8.22	$12.05	$11.61
Total return	(29.71)%	3.79%	16.10%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$15.2	$24.3	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed(7)(11)	2.14%	2.01%	2.04%(6)
After fees waived and expenses absorbed(8)(11)	1.90%	1.91%	1.53%(6)

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed(9)(11)	(0.19)%	(0.49)%	(0.79)%(6)
After fees waived and expenses absorbed(10)(11)	0.05%	(0.39)%	(0.28)%(6)
Interest expense and dividend/interest on short positions	0.40%	0.41%	0.03%
Portfolio turnover rate	71%	75%	54%(5)

(1)	Fund commenced operations December 28, 2005.
(2)	Recognition of net income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Net investment income per share before dividends on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 were $0.03, $0.00 and $(0.02), respectively.

(4)	Amount is less than $0.01.
(5)	Not Annualized.
(6)	Annualized.
(7)
The ratio of expenses to average net assets includes dividends and interest expense on short positions.  The ratio excluding interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.74%, 1.60% and 2.01%, respectively.

(8)
The ratio of expenses to average net assets includes dividends and interest expense on short positions.  The ratio excluding interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.50%, 1.50% and 1.50%, respectively.

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(9)
The ratio of net investment income (loss) to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 0.21%, (0.08)% and (0.76)%, respectively.

(10)
The ratio of net investment income (loss) to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was (0.45)%, 0.02% and (0.25)%, respectively.

(11)	Does not include expenses of the investment companies in which the Fund invests.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

22

FIMCO Select Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

FIMCO Select Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 653-4626
www.frontierinvest.com

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the SEC 100 F Street, N.E. Washington, D.C. 20549-0102  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

•	Free of charge from the Fund’s website at www.frontierinvest.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102; or
•	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

23

STATEMENT OF ADDITIONAL INFORMATION
March 30 , 200 9

FIMCO SELECT FUND
8401 N. Central Expressway, Suite 645, LB 31
Dallas, TX 75225
(866) 697-7858

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated March 30 , 200 9 , as may be revised, of the FIMCO Select Fund (the “Fund”), advised by Frontier Investment Management Company (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”).  A copy of the Fund’s Prospectus is available on the Fund’s website at www.frontierinvest.com or by calling the number listed above.

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report dated November 30, 200 8 as filed with the Securities and Exchange Commission (“SEC”).

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT POLICIES AND RISKS	3
INVESTMENT RESTRICTIONS	16
PORTFOLIO TURNOVER	18
PORTFOLIO HOLDINGS INFORMATION	18
TRUSTEES AND EXECUTIVE OFFICERS	20
PROXY VOTING POLICIES AND PROCEDURES	24
THE FUND’S INVESTMENT ADVISOR	25
SERVICE PROVIDERS	27
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	28
CAPITAL STOCK	29
DETERMINATION OF SHARE PRICE	29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	30
DISTRIBUTIONS AND TAX INFORMATION	33
THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR	35
MARKETING AND SUPPORT PAYMENTS	35
FINANCIAL STATEMENTS	36
APPENDIX A	37
APPENDIX B	38

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The Fund is diversified (see “Investment Restrictions”).  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security.  If the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  The Fund would then be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

The following information supplements the discussion of the Fund’s principal investment strategies as set forth in its Prospectus.  The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.   The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds.  The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery.  The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance various social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis.  There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets or financial resources or are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, as compared to larger-sized companies, the performance of smaller-sized companies can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Common Stock.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and , unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.
The Fund may invest in convertible securities.  Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.   However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Other Investment Companies.
The Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Exchange-Traded Funds.
The Fund may also invest in shares of exchange-traded funds (“ETFs”). ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in the Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short Sales.
In addition to the risks associated with short selling discussed in the prospectus, short selling may also harm the Fund’s investment performance if the Fund is required to close out a short position earlier than it had intended.  This would occur if the lender required the Fund to deliver the securities it borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.  Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  In addition, the Fund will incur certain transaction fees associated with short selling.  Short sale strategies are often characterized as a form of leveraging or as speculative.

Typically the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Fixed-Income Securities.
Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures, and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by the Fund include investment grade corporate debt securities, those rated BBB or better by Standard & Poor’s Ratings Group (“S&P®”) and those rated Baa or better by Moody’s Investors Service, Inc. (“Moody’s”).  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

The Fund may invest up to 5% of its assets in high-yield securities rated lower than BBB by S&P® or lower than Baa by Moody’s, which are also known as “junk bonds”.  Lower-rated securities generally offer a higher current yield than that available for higher grade securities.  However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for lower-rated debt securities generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security.  If a security’s rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Asset-Backed Securities
The Fund may invest in certain types of asset-backed securities.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Mortgage-Backed Securities
A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments.  Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses.  Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.  Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy.  Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.  It is possible that such limited liquidity in such secondary markets could continue or worsen.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”), Federal Home Loan Banks (“FHLB”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA.  The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees.  Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Some of these obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  The Fund will only invest in SMBS whose mortgage assets are U.S. government obligations and are backed by the full faith and credit of the U.S. government.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments is generally unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Foreign Securities.
The Fund may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and may invest up to 10 % of its total assets in foreign equity securities.  In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets.  ADRs are sponsored and issued by domestic banks and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank.  ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers.  By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales.  There is a large, liquid market in the United States for most ADRs.  GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs.  GDRs are not necessarily denominated in the currency of the underlying security.  ADRs, GDRs and the securities of foreign companies traded on a U.S. stock exchange are not considered foreign securities for purposes of calculation of any investment limitation placed on the Fund’s exposure to foreign securities.

Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities.  The price of foreign securities is affected by changes in the currency exchange rates.  Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund’s assets to the extent it is invested in securities of foreign issuers.  Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers may be subject to less governmental regulation and oversight than U.S. issuers.  Also, many countries where the Fund invests are not as politically or economically developed as the United States.  Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.  In addition, additional costs may be incurred in connection with the Fund’s foreign investments.  Foreign brokerage commissions are generally higher than those in the United States.  Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another.  Increased custodial costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

While the Fund intends to invest primarily in foreign companies located in developed countries, it may also invest in developing or emerging market securities.  The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia.  These countries may have relatively unstable governments and securities markets in which only a small number of securities trade.  Markets of developing or emerging countries may generally be more volatile than markets of developed countries.  Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

Short-Term Investments.
The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
The Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions that, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches) based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by companies.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group or “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

Options, Futures and Other Strategies.
The Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Fund will not invest in futures for speculative purposes.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  “See Dividends and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, the Fund’s Advisor may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Advisor may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to the following:

(1)           Successful use of most Financial Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Advisor may still not result in a successful transaction.  The Advisor may be incorrect in its expectations regarding the extent of market movements or the time span within which the movements will take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the options or futures contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

The Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover or hold in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular Financial Instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Options on Securities and Securities Indices.  The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  The Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle the Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Fund may purchase and sell options traded on U.S. and foreign exchanges.  Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest.  A covered call option involves the Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund may also write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price.  The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.

Futures and Options on Futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.  The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  No price is paid upon entering into futures contracts.  Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Illiquid Securities.
The Fund may not invest more than 15% of the value of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Government Obligations.
The Fund may make short-term investments in U.S. government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the GNMA.  Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury.

Agency Obligations.
The Fund may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”) , and the Student Loan Marketing Association. Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund is diversified.  This means that as to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer. In addition, as a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding 10% of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its investment objective and strategies;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.	Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. government securities);

4.
Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments;

6.	Make loans of money (except purchases of debt securities consistent with the investment policies of the Fund); or

7.
Purchase the securities of any issuer, if as a result of such purchase more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

The following is a list of non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

1.	The Fund may not, with respect to fundamental investment restriction 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

2.	The Fund may not mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.	The Fund may not invest more than 15% of its net assets in illiquid securities. (See “Illiquid Securities” above for a complete discussion of illiquid securities.)

4.	The Fund will not make investments for the purpose of exercising control or management of any company.

5.	The Fund may not purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for a fiscal year by (2) the monthly average of the value of portfolio securities owned during such fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions and a greater amount of taxable distributions .  (See “Execution of Portfolio Transactions”.)

For the fiscal years ended November 30, 2008 and November 30, 2007 the Fund’s portfolio turnover was 71% and 75% , respectively.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund. The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses its calendar quarter-end portfolio holdings on its website at www.frontierinvest.com within 10 business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated by required regulatory filings with the SEC.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.frontierinvest.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Trustee; Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services), formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held

Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004 Indefinite Term; Since December 2005	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable.	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).

				Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007) ; formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).

				Not Applicable .	Not Applicable .
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Trust Committees.
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.   The Nominating Committee did not meet during the Fund’s last fiscal year with respect to the Fund.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee did not meet during the Fund’s last fiscal year with respect to the Fund .

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.   The QLCC did not meet during the Fund’s last fiscal year with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee did not meet during the Fund’s last fiscal year with respect to the Fund .

Trustee Ownership of Fund Shares and Other Interests.
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 200 8 .

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	$10,001-$50,000
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation.
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ended November 30, 200 8 .

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$ 1,211	None	None	$ 1,211
Wallace L. Cook, Trustee	$ 1,009	None	None	$ 1,009
Carl A. Froebel, Trustee	$ 1,009	None	None	$ 1,009
Steven J. Paggioli, Trustee	$ 1,009	None	None	$ 1,009
Rowley W.P. Redington, Trustee(2)	$ 72	None	None	$ 72

(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund.  For the fiscal period ended November 30, 200 8 , trustees’ fees and expenses in the amount of $ 168,000 were incurred by the Trust.

(2)
As of January 1, 2007, Mr. Redington is no longer a Trustee of the Trust ; however, per an agreement with the Trust, Mr. Redington received retirement fees from the Fund for two years ended December 31, 2008.

The Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policy and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund and its shareholders and to maximize portfolio values over time.  The Advisor’s Policy is attached as Appendix B.

The Trust will file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (866) 697-7858 and on the SEC’s website at www.sec.gov.

Control Persons and Principal Shareholders.
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of March 1 , 200 9 , the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.  As of March 1 , 200 9 , the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104-4151	87.36%	Record
Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	10.31%	Record

THE FUND’S INVESTMENT ADVISOR

Frontier Investment Management Company is located at 8401 N. Central Expressway, Suite. 645, LB 31, Dallas, Texas 75225 and acts as investment advisor to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Gary T. Schoen , Richard G. Sowden, Jr. and Brian S. Hattendorf are control person s of the Advisor.

As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.  For the fiscal period ended November 30, the Fund paid the following fees to the Advisor:

	2008	2007	2006
Fees Accrued	$209,275	$238,706	$147,480
Fees Waived	$(50,035)	$(24,868)	$(75,359)
Net Advisory Fee Paid	$159,240	$213,838	$72,121

After its initial two year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest, tax, and extraordinary expenses) in order to the limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue thereafter for an indefinite period, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.   Any application or waiver of management fees or payment of Fund expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

Portfolio Managers.
The Fund is managed by an investment committee consisting of Mr. Gary T. Schoen and Mr. Richard Sowden, Jr. who serve as the Fund’s portfolio managers.

The following information represents all other accounts managed by each portfolio manager as of November 30, 200 8 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in thousands )
Other Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	23	$ 6	0	$0
Other Accounts	930	$ 371	1	$ 446

The Advisor serves as investment manager for other investment accounts with investment objectives and strategies substantially similar to those of the Fund, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the portfolio managers’ advised accounts.  The Fund and any separate accounts managed similarly to the Fund are managed concurrently and all portfolio transactions are implemented according the Advisor’s trade allocation procedures.  These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Advisor’s fiduciary duty to each client and that securities are otherwise allocated on a basis that is fair and nondiscriminatory.  Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements.  In determining a fair allocation, the Advisor takes into account a number of factors, including among other things, the Advisor’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment suitability, as well as each client’s investment objectives.

Each portfolio manager’s compensation consists of a fixed salary, which is set by the Advisor based on its survey of industry standards, and a bonus.  Their salary and bonus is not based on Fund performance.  Each portfolio manager participates in a retirement plan, which is not based on the value of assets in the Fund’s portfolio.

The following indicates the dollar range of beneficial ownership of shares by each portfolio manager:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,000-$1,000,000, Over $1,000,000)
Gary Schoen	$100,001 - $500,000
Richard Sowden	$ 10,001 - $50,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant.
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund.  USBFS provides  certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets of: 0.12% on assets up to $50 million, 0.10% on the next $150 million, and 0.05% on the remaining assets, with a minimum annual fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

For the fiscal periods ended November 30, the Fund paid the following administration fees to USBFS:

	Year ended November 30, 2008	Year ended November 30, 2007	Period ended November 30, 2006
Administration Fees Paid	$30,082	$30,000	$30,000

Custodian.
U.S. Bank, National Association, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel.
Tait, Weller & Baker L LP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such other accounts.  In such event, the position of the Fund and such other accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of such other accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such other accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such other accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

For the fiscal periods ended November 30, the Fund paid the following in brokerage commissions:

	Year ended November 30, 2008	Year ended November 30, 2007	Period ended November 30, 2006
Brokerage Fees Paid	$22,316	$26,215	$18,343

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares.
In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is its NAV.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form, as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments and the redemption fee for certain fiduciary and retirement plan accounts, for employees of the Advisor or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan.
As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not assure a profit nor does it protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds.
You can sell your Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by USBFS of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions.
As described in the Prospectus, shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiry from a person claiming to be the shareholder, the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting USBFS by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus. Telephone redemption privileges may be modified or terminated without notice.

Redemptions In-Kind.
The Trust has filed an election under  Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectus.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Fund will not  be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  In order to avoid an excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on November 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carry-forward of the Fund , applied first against any short-term capital gain in the taxable year such loss carry-forward is utilized .

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend incomes currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required .  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on Fund distributions .

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund.  The Advisor does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders.  These payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

As of December 31, 200 8 , the Advisor does not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

FINANCIAL STATEMENTS

The Fund’s Annual Report to shareholders for the fiscal year ended November 30, 200 8 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

APPENDIX B

ADVISOR PROXY VOTING POLICY

Frontier Investment Management Company (the “Advisor”) Frontier will vote at all times in the best interests of our clients as shareholders.  We will generally vote with the board of directors if we feel they are acting in the best interest of shareholders.  However, we do pay special attention to management compensation issues, stock option issuances, takeover defenses, social responsibility and any other corporate governance issues.  We will vote against management if we determine it is in the best interests of our clients as shareholders.  We generally do not report our proxy voting to clients on routine issues but we would notify them in unusual cases (i.e. hostile takeovers).  We will keep records of our proxy votes and a copy of our voting records is available upon request.  Frontier uses Institutional Shareholder Services (“ISS”) to keep track of its proxy voting record and this allows us to run reports showing our voting history.  Frontier also utilizes ISS’s research when making our proxy voting decisions.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(vi)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

1

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated May 27, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xvi)	Investment Advisory Agreement dated ______, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management, Company – to be filed by amendment.
(xvii)
Form of Investment Advisory Agreement dated _______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

	(xviii)	Investment Advisory Agreement dated ______, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC – to be filed by amendment.
	(xix)	Investment Sub-Advisory Agreement dated _______, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund – to be filed by amendment.
(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

2

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

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(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated February 11, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(xiii)	Distribution Agreement dated _____, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC – to be filed by amendment.
(xiv)
Form of Distribution Agreement dated ______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

	(xv)	Distribution Agreement dated _____, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ix)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

4

	(x)	Addendum to Custodian Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.
(xi)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

	(xii)	Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund – to be filed by amendment.
(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(I)
Addendum to Administration Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(i)(J)	Addendum to Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.
(i)(K)
Form of Amendment to Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

	(i)(L)	Amendment to Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund – to be filed by amendment.
(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

5

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(H)
Addendum to Fund Accounting Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ii)(I)	Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.
(ii)(J)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(K)	Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund – to be filed by amendment.
(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

6

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(H)
Addendum to Transfer Agent Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(iii)(I)	Addendum to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.
(iii)(J)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(K)	Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund – to be filed by amendment.
(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

7

(xii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from the Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiii)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xiv)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xv)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xvii)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xviii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xx)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxi)
Operating Expense Limitation Agreement dated August 29, 2008 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

	(xxii)	Operating Expense Limitation Agreement dated _____, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company – to be filed by amendment.
	(xxiii)	Operating Expense Limitation Agreement dated _____, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC – to be filed by amendment.
(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

8

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)	Consent of Counsel dated _______, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund – to be filed by amendment.
(xxii)	Consent of Counsel dated _______, 2009 by Paul, Hastings, Janofsky & Walker for the Jordan Opportunity Fund – to be filed by amendment.
(xxiii)	Consent of Counsel dated _______, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund – to be filed by amendment.

9

(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(ii)(A)
Power of Attorney for Dorothy Berry dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(B)
Power of Attorney for Wallace Cook dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(C)
Power of Attorney for Eric Falkeis dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(D)
Power of Attorney for Carl Froebel dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(E)
Power of Attorney for Steve Paggioli dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(F)
Power of Attorney for Robert Slotky dated February 11, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(k)		Omitted Financial Statements – None.

10

(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from the Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund, and Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

	(ix)	Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund – to be filed by amendment.
(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from the Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan dated February 11, 2008 by the Trust on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(o)		Reserved.
(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

11

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Winslow Management Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xiii)	Code of Ethics for Congress Asset Management Company – to be filed by amendment.
(xiv)	Code of Ethics for Windowpane Advisors, L.L.C. – to be filed by amendment.
(xv)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 24.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

12

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies in addition to the Registrant:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund, Inc.	Thompson Plumb Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	Underlying Funds Trust
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

13

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)            Not applicable.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225

14

Records Relating to:	Are located at:
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Winslow Management Company, LLC 99 High Street, 12th Floor Boston, Massachusetts 02110
Registrant’s Investment Sub-Advisers
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 337 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on March 30, 2009.
Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 337 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	March 30, 2009
Steven J. Paggioli

Dorothy A. Berry*	Trustee	March 30, 2009
Dorothy A. Berry

Wallace L. Cook*	Trustee	March 30, 2009
Wallace L. Cook

Carl A. Froebel*	Trustee	March 30, 2009
Carl A. Froebel

Robert M. Slotky*	President	March 30, 2009
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	March 30, 2009
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		March 30, 2009
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

16

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm